UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221
                                                     ---------

		           Brandywine Blue Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)

				 P.O. Box 4166
			   Greenville, Delaware 19807
                              --------------------
              (Address of principal executive offices) (Zip code)


			       William F. D'Alonzo
				 P.O. Box 4166
			      Greenville, DE  19807
                               ------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
              (Registrant's telephone number, including area code)

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2007
                          -------------



Item 1. Schedule of Investments.



                                    Brandywine Blue Fund
                                   Schedule of Investments
                                     December 31, 2007
                                        (Unaudited)


Shares or Principal Amount                                          Value
-----------------------------------------------------------------------------

Common Stocks - 94.4% (A)

CONSUMER DISCRETIONARY
        Computer & Electronics Retail-4.5%
  2,595,800    Best Buy Co., Inc.                               $136,668,870

    511,800    GameStop Corp.*                                    31,787,898


        Hotels, Resorts & Cruise Lines-2.4%
  2,093,800    Royal Caribbean Cruises Ltd.                       88,860,872
                                                           -----------------
        Total Consumer Discretionary                             257,317,640


CONSUMER STAPLES
        Drug Retail-3.8%
  3,561,800    CVS Caremark Corp.                                141,581,550


        Hypermarkets & Super Centers-4.2%
  2,251,500    Costco Wholesale Corp.                            157,064,640


        Personal Products-1.1%
  1,075,000    Avon Products, Inc.                                42,494,750
                                                           -----------------
        Total Consumer Staples                                   341,140,940


ENERGY
        Coal & Consumable Fuels-1.9%
    300,000    Arch Coal, Inc.                                    13,479,000

    791,600    CONSOL Energy Inc.                                 56,615,232


        Oil & Gas Drilling-2.2%
    575,772    Transocean, Inc.                                   82,421,762


        Oil & Gas Equipment & Services-5.4%
  2,498,900    Halliburton Co.                                    94,733,299

  1,549,900    Weatherford International Ltd.*                   106,323,140
                                                           -----------------
        Total Energy                                             353,572,433


FINANCIALS
        Investment Banking & Brokerage-1.1%
  1,975,400    TD Ameritrade Holding Corp.*                       39,626,524


        Thrifts & Mortgage Finance-0.9%
  1,910,700    New York Community Bancorp, Inc.                   33,590,106
                                                           -----------------
        Total Financials                                          73,216,630


HEALTH CARE
        Biotechnology-2.5%
  2,003,400    Gilead Sciences, Inc.*                             92,176,434


        Health Care Equipment-3.7%
  1,610,600    Baxter International Inc.                          93,495,330

     33,800    C. R. Bard, Inc.                                    3,204,240

  1,001,790    Hospira, Inc.*                                     42,716,325


        Health Care Supplies-1.2%
  1,023,200    DENTSPLY International Inc.                        46,064,464


        Life Sciences Tools & Services-3.8%
  2,496,900    Thermo Fisher Scientific, Inc.*                   144,021,192


        Pharmaceuticals-6.1%
  1,355,900    Allergan, Inc.                                     87,103,016

  3,059,600    Teva Pharmaceutical Industries Ltd. SP-ADR        142,210,208
                                                           -----------------
        Total Health Care                                        650,991,209


INDUSTRIALS
        Aerospace & Defense-6.2%
    400,300    Precision Castparts Corp.                          55,521,610

  1,132,100    Raytheon Co.                                       68,718,470

  1,484,900    Rockwell Collins, Inc.                            106,868,253

        Construction & Engineering-2.8%
    721,500    Fluor Corp.                                       105,136,980


        Construction & Farm Machinery & Heavy Trucks-6.6%
    841,400    Cummins Inc.                                      107,169,118

  1,484,000    Deere & Co.                                       138,190,080


        Electrical Components & Equipment-0.2%
     98,500    Suntech Power Holdings Co., Ltd. ADR*               8,108,520


        Industrial Conglomerates-0.8%
    477,600    McDermott International, Inc.*                     28,192,728
                                                           -----------------
        Total Industrials                                        617,905,759


INFORMATION TECHNOLOGY
        Communications Equipment-7.4%
  3,682,900    Corning Inc.                                       88,352,771

  2,486,700    Nokia Corp. SP-ADR                                 95,464,413

    835,900    Research In Motion Ltd.*                           94,791,060


        Computer Hardware-7.4%
  6,709,900    Dell Inc.*                                        164,459,649

  2,235,400    Hewlett-Packard Co.                               112,842,992


        Computer Storage & Peripherals-2.1%
  4,333,500    EMC Corp.*                                         80,299,755


        Data Processing & Outsourced Services-1.7%
  1,524,300    Fidelity National Information Services, Inc.       63,395,637


        Semiconductors-6.6%
  5,339,200    Intel Corp.                                       142,343,072

  3,026,300    NVIDIA Corp.*                                     102,954,726


        Systems Software-4.0%
  6,545,500    Oracle Corp.*                                     147,797,390
                                                           -----------------
        Total Information Technology                           1,092,701,465


TELECOMMUNICATION SERVICES
        Integrated Telecommunication Services-3.8%
  3,406,400    AT&T Inc.                                         141,569,984
                                                           -----------------
        Total Telecommunication Services                         141,569,984

                                                           -----------------
        Total common stocks
           (Cost $3,182,363,058)                              3,528,416,060

Short-Term Investments-5.8% (A)

        Federal Agencies-5.7%
$214,000,000    Federal Home Loan Bank, due 1/02/08,
                   discount of 3.15%                             213,981,275
                                                           -----------------
        Total federal agencies
            (Cost $213,981,275)                                  213,981,275

        Variable Rate Demand Note-0.1%
  3,343,612    U.S. Bank, N.A., 4.61%                              3,343,612
                                                           -----------------
        Total variable rate demand note
           (Cost $3,343,612)                                       3,343,612
                                                           -----------------
        Total short-term investments
	   (Cost $217,324,887)                                   217,324,887
                                                           -----------------
         Total investments-100.2%
            (Cost $3,399,687,945)                              3,745,740,947

         Liabilities, less cash and
            receivables(0.2%) (A)                                 (7,364,880)
                                                           -----------------
         TOTAL NET ASSETS-100.0%                              $3,738,376,067
                                                           =================


         * Non-dividend paying security.
  	(A) Percentages for the various classifications relate to net assets. ADR-American Depositary Receipts

As of December 31, 2007, investment cost for federal tax purposes was $3,399,996,689 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $393,060,576

Aggregate gross unrealized depreciation           (47,316,318)

						-------------
Net unrealized appreciation                      $345,744,258



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.





                                 Brandywine Advisors Fund
                                  Schedule of Investments
                                     December 31, 2007
                                        (Unaudited)


Shares or Principal Amount                                         Value
---------------------------------------------------------------------------

Common Stocks-96.3% (A)

CONSUMER DISCRETIONARY
        Apparel Retail-4.0%
    389,500    Urban Outfitters, Inc.*                           $10,617,770


        Computer & Electronics Retail-0.9%
     36,400    GameStop Corp.*                                     2,260,804


        Distributors-0.2%
     25,200    LKQ Corp.*                                            529,704


        Hotels, Resorts & Cruise Lines-1.4%
     92,500    Royal Caribbean Cruises Ltd.                        3,925,700


        Restaurants-1.4%
    135,200    Burger King Holdings Inc.                           3,854,552

                                                           -----------------
         Total Consumer Discretionary                             21,188,530


CONSUMER STAPLES
        Household Products-1.2%
     61,300    Church & Dwight Co., Inc.                           3,314,491

                                                           -----------------
         Total Consumer Staples                                    3,314,491


ENERGY
        Coal & Consumable Fuels-0.4%
     21,000    Arch Coal, Inc.                                       943,530


        Integrated Oil & Gas-0.1%
      8,000    SandRidge Energy Inc.*                                286,880


        Oil & Gas Equipment & Services-4.0%
     81,400    Oceaneering International, Inc.*                    5,482,290

     69,000    Superior Energy Services, Inc.*                     2,374,980

     53,000    Tidewater Inc.                                      2,907,580

                                                           -----------------
         Total Energy                                             11,995,260


FINANCIALS
        Investment Banking & Brokerage-1.8%
     49,900    GFI Group Inc.*                                     4,776,428


        Thrifts & Mortgage Finance-1.0%
    151,600    New York Community Bancorp, Inc.                    2,665,128

                                                           -----------------
         Total Financials                                          7,441,556


HEALTH CARE
        Health Care Equipment-4.0%
      2,400    C. R. Bard, Inc.                                      227,520

    138,300    Gen-Probe Inc.*                                     8,703,219

     40,300    Hospira, Inc.*                                      1,718,392


        Health Care Facilities-3.7%
    135,000    Community Health Systems Inc.*                      4,976,100

    110,779    VCA Antech, Inc.*                                   4,899,755



        Health Care Services-1.6%
     61,600    Pediatrix Medical Group, Inc.*                      4,198,040


        Health Care Supplies-5.0%
     77,600    DENTSPLY International Inc.                         3,493,552

    101,700    Immucor, Inc.*                                      3,456,783

    112,900    Inverness Medical Innovations, Inc.*                6,342,722


        Life Sciences Tools & Services-5.8%
     75,000    Charles River Laboratories International, Inc.*     4,935,000

    128,600    Thermo Fisher Scientific, Inc.*                     7,417,648

     48,200    Varian Inc.*                                        3,147,460

                                                           -----------------
         Total Health Care                                        53,516,191


INDUSTRIALS
        Aerospace & Defense-10.9%
    110,400    AerCap Holdings N.V.*                               2,304,048

    170,900    BE Aerospace, Inc.*                                 9,040,610

     83,300    Curtiss-Wright Corp.                                4,181,660

     14,300    Precision Castparts Corp.                           1,983,410

    117,100    Rockwell Collins, Inc.                              8,427,687

     85,600    Spirit Aerosystems Holdings Inc.*                   2,953,200


        Construction & Engineering-7.8%
    100,700    Chicago Bridge & Iron Co. N.V. NYS                  6,086,308

     53,800    EMCOR Group, Inc.*                                  1,271,294

     39,600    Fluor Corp.                                         5,770,512

     31,100    Shaw Group Inc.*                                    1,879,684

    104,000    URS Corp.*                                          5,650,320


        Construction & Farm Machinery & Heavy Trucks-1.6%
     42,100    Bucyrus International, Inc.                         4,184,319


        Diversified Commercial & Professional Services-2.1%
    191,400    Corrections Corporation of America*                 5,648,214


        Electrical Components & Equipment-2.5%
     26,700    JA Solar Holdings Co., Ltd. ADR*                    1,863,927

     58,300    Suntech Power Holdings Co., Ltd. ADR*               4,799,256


        Environmental & Facilities Services-1.8%
     11,000    EnergySolutions, Inc.*                                296,890

    143,100    Republic Services, Inc.                             4,486,185


        Human Resource & Employment Services-1.4%
     79,700    Watson Wyatt Worldwide Inc.                         3,698,877


        Industrial Conglomerates-4.3%
    192,800    McDermott International, Inc.*                     11,380,984


        Industrial Machinery-1.8%
     54,900    Harsco Corp.                                        3,517,443

     37,400    Pentair, Inc.                                       1,301,894

                                                           -----------------
         Total Industrials                                        90,726,722


INFORMATION TECHNOLOGY
        Application Software-2.2%
    391,600    Compuware Corp.*                                    3,477,408

    130,200    Nuance Communications, Inc.*                        2,432,136


        Communications Equipment-4.8%
    205,200    Harris Corp.                                       12,861,936


        Data Processing & Outsourced Services-2.0%
    126,400    Fidelity National Information Services, Inc.        5,256,976


        Electronic Equipment Manufacturers-1.9%
     44,400    Mettler-Toledo International Inc.*                  5,052,720


        Semiconductors-4.3%
    995,800    LSI Corp.*                                          5,287,698

    114,000    NVIDIA Corp.*                                       3,878,280

     59,200    Silicon Laboratories Inc.*                          2,215,856


        Technology Distributors-2.9%
    424,100    Ingram Micro Inc.*                                  7,650,764

                                                           -----------------
         Total Information Technology                             48,113,774


MATERIALS
        Diversified Chemicals-3.1%
    149,100    FMC Corp.                                           8,133,405


        Metal & Glass Containers-2.8%
    285,800    Crown Holdings, Inc.*                               7,330,770

                                                           -----------------
         Total Materials                                          15,464,175


TELECOMMUNICATION SERVICES
        Wireless Telecommunication Services-1.6%
    123,700    SBA Communications Corp.*                           4,186,008

                                                           -----------------
         Total Telecommunication Services                          4,186,008

                                                           -----------------
         Total common stocks
	    (Cost $214,753,268)     			         255,946,707


Short-Term Investments-3.2% (A)

       Federal Agencies-2.2%
 $5,700,000    Federal Home Loan Bank, due 1/02/08,
                  discounts of 3.10-3.15%                          5,699,505
                                                           -----------------
        Total federal agencies
	   (Cost $5,699,505)                                       5,699,505


        Variable Rate Demand Note-1.0%
  2,740,161    Wisconsin Corporate Central Credit Union, 4.53%     2,740,161
                                                           -----------------
        Total variable rate demand note
           (Cost $2,740,161)                                       2,740,161
                                                           -----------------
        Total short-term investments
           (Cost $8,439,666)                                       8,439,666
                                                           -----------------
        Total investments-99.5%
	   (Cost $223,192,934)                                   264,386,373

        Cash and receivables, less
           liabilities-0.5% (A)                                    1,298,464
                                                           -----------------
        TOTAL NET ASSETS-100.0%                                 $265,684,837
                                                           =================


	  *Non-dividend paying security.
         (A) Percentages for the various classifications relate to net assets. ADR-American Depositary Receipts
	  N.V.-Netherlands Antillies Limited Liability Corp.
	  NYS-New York Registered Shares


As of December 31, 2007, investment cost for federal tax purposes was $223,461,196 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation       $46,103,174

Aggregate gross unrealized depreciation        (5,177,997)

					-----------------
Net unrealized appreciation                   $40,925,177

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.




Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.






SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.
                   -------------------

     By (Signature and Title)   /s/ William F. D'Alonzo
                                ---------------------------
                                 William F. D'Alonzo, President

     Date   2/14/08
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ William F. D'Alonzo
                                   ---------------------------
                                    William F. D'Alonzo, President

     Date   2/14/08
           --------------

     By (Signature and Title)      /s/ Lynda J. Campbell
                                   ------------------------
 			       	    Lynda J. Campbell, Treasurer

     Date   2/14/08
           --------------